UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Long-Term Municipal Advantage Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30

Date of reporting period: 07/01/2016 – 06/30/2017

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21835
Reporting Period: 07/01/2016 - 06/30/2017
BlackRock Long-Term Municipal Advantage Trust

================ BlackRock Long-Term Municipal Advantage Trust =================

CHILDREN'S TRUST, PUERTO RICO

Ticker:                      Security ID:  16876QBF5
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      Against      Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.

--------------------------------------------------------------------------------

CHILDREN'S TRUST, PUERTO RICO

Ticker:                      Security ID:  16876QBG3
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      Against      Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of

BlackRock Long-Term Municipal Advantage Trust

Date:	August 25, 2017